Investor P [Member] Expense Example - Investor P [Member] - iShares Municipal Bond Index Fund - Investor P Shares	Dec. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 449
Expense Example, with Redemption, 3 Years	569
Expense Example, with Redemption, 5 Years	699
Expense Example, with Redemption, 10 Years	$ 1,079